ADVANCED SERIES TRUST

Supplement dated July 18, 2012 to the
Statement of Additional Information (SAI) dated April 30, 2012
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The SAI is hereby supplemented by deleting the table appearing in Part I of the SAI entitled “Fee Waivers/Subsidies” and substituting the following new table:

FEE WAIVERS/SUBSIDIES. PI may from time to time waive all or a portion of its management fee and/or subsidize all or a portion of the operating expenses of the Portfolios. Fee waivers and subsidies will increase a Portfolio’s return.

PI has agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund, as set forth in the table below. The expense limitations may be discontinued or otherwise modified at any time.

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Academic Strategies Asset Allocation Portfolio	voluntarily waive .01% of investment management fee over $6.5 billion+
AST Advanced Strategies Portfolio	voluntarily waive .01% of investment management fee over $5.5 billion
AST Balanced Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $5.0 billion
AST Capital Growth Asset Allocation Portfolio	voluntarily waive .01% of investment management fee over $5 billion
AST CLS Moderate Asset Allocation Portfolio	voluntarily waive .05% of investment management fee on assets over $100 million to $200 million; voluntarily waive .10% of investment management fee on assets over $200 million
AST Federated Aggressive Growth Portfolio	voluntarily limit Portfolio expenses to 1.11%
AST FI Pyramis® Asset Allocation Portfolio	voluntarily limit Portfolio expenses to .89%
AST First Trust Balanced Target Portfolio	voluntarily waive .02% of investment management fee on assets over $4 billion
AST First Trust Capital Appreciation Target Portfolio	voluntarily waive .02% of investment management fee on assets over $4 billion
AST Franklin Templeton Founding Funds Allocation Portfolio	contractually limit Portfolio expenses to 1.10% (1)
AST High Yield Portfolio	voluntarily limit Portfolio expenses to .80%
AST Horizon Growth Asset Allocation Portfolio	voluntarily waive .05% of investment management fee on assets over $250 million to $750 million; voluntarily waive .10% of investment management fee on assets over $750 million
AST Horizon Moderate Asset Allocation Portfolio	voluntarily waive .05% of investment management fee on assets over $250 million to $750 million; voluntarily waive .10% of investment management fee on assets over $750 million
AST Large Cap Value Portfolio	voluntarily limit Portfolio expenses to .74%
AST Lord Abbett Core Fixed-Income Portfolio	contractually waive a portion of the investment management fee (2)
AST MFS Growth Portfolio	voluntarily limit Portfolio expenses to .80%
AST Money Market Portfolio	voluntarily limit investment management fee for yield support++
AST Neuberger Berman Core Bond Portfolio	contractually waive a portion of the investment management fee (3)
AST New Discovery Asset Allocation Portfolio	contractually limit Portfolio expenses to 1.08% (4)
AST PIMCO Total Return Bond Portfolio	voluntarily waive .01% of investment management fee on assets over $6 billion
AST Preservation Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $5 billion
AST Prudential Core Bond Portfolio	contractually waive a portion of the investment management fee (3)
AST Schroders Global Tactical Portfolio (formerly, AST CLS Growth Asset Allocation Portfolio)	contractually waive a portion of the investment management fee (5)
AST T. Rowe Price Global Bond Portfolio	voluntarily limit Portfolio expenses to 0.93%
AST Investment Grade Bond Portfolio	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2015	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2016	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2017	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2018	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2019	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2020	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2021	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2022	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2023	limit Portfolio expenses to 1.00%*

(1) With respect to the AST Franklin Templeton Founding Funds Allocation Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2014. This expense limitation may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter.

(2) With respect to the AST Lord Abbett Core Fixed-Income Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2014.
(3) With respect to each of the AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fees so that each Portfolio’s investment management fee would equal 0.70% of the Portfolio’s first $500 million of average daily net assets, 0.675% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion through May 1, 2014. Each contractual investment management fee waiver may not be terminated or modified prior to May 1, 2014, but may be discontinued or modified thereafter.
(4)With respect to the AST New Discovery Asset Allocation Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (inclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of the average daily net assets of the Portfolio through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2103, but may be discontinued or modified thereafter.
(5) With respect to the AST Schroders Global Tactical Portfolio, the Investment Managers have entered into a contractual waiver so that the Portfolio’s investment management fee equals 0.95% of its first $4 billion of average daily net assets and 0.93% of its average daily net assets in excess of $4 billion through June 30, 2013. In addition, the Investment Managers have voluntarily agreed to cap certain Portfolio expenses: Schroders may, from time to time, invest a portion of the Portfolio’s assets in underlying non-affiliated portfolios. As a result, the Portfolio will indirectly incur a pro rata portion of the fees and expenses of the relevant underlying non-affiliated portfolios.

* With respect to each of the AST Bond Portfolios, the Manager has contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets through April 30, 2013.

+ In addition to the voluntary fee waiver described above, the Investment Managers have also voluntarily agreed to reimburse expenses and/or waive fees so that the Portfolio's "Underlying Fund Fees and Expenses" do not exceed 0.685% of the Portfolio's average daily net assets. For purposes of applying this voluntary expense cap, "Underlying Fund Fees and Expenses" shall not include, and the Investment Managers shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Portfolio's then current holdings of the Underlying Funds and the expense ratios of the Underlying Funds as of their most recent fiscal year. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Portfolio's actual "Underlying Fund Fees and Expenses" may be higher than 0.685% of the Portfolio's average daily net assets. The arrangements relating to the Portfolio's "Underlying Fund Fees and Expenses" are voluntary and are subject to termination or modification at any time without prior notice.

++ The Investment Managers have voluntarily agreed to limit the advisory fees of AST Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Managers at any time without notice.

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